UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3578

Aquila Funds Trust
(formerly Aquila Three Peaks High Income Fund)
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2013
(unaudited)

Principal
Amount	Corporate Bonds (95.8%)	Value	(a)

	Advertising/ Sales (0.6%)
	Lamar Media Corp.
$1,750,000	7.875%, 04/15/18	$1,905,313

	Apparel Manufacturers (1.0%)
	Levi Strauss & Co.
3,000,000	7.625%, 05/15/20	3,300,000

	Auto - Medium & Heavy Duty Trucks (1.5%)
	Oshkosh Corp.
3,000,000	8.250%, 03/01/17	3,266,250
1,600,000	8.500%, 03/01/20	1,792,000

		5,058,250

	Broadcast Service/Programming (4.2%)
	Crown Media Holdings, Inc.
1,600,000	10.500%, 07/15/19	1,804,000

	Starz LLC/Starz Finance Corp.
10,500,000	5.000%, 09/15/19	10,815,000

	XM Satellite Radio, Inc.
1,500,000	7.625%, 11/01/18 144A	1,655,625

		14,274,625

	Cable/ Satellite TV (2.6%)
	CCO Holdings LLC
5,500,000	6.500%, 04/30/21	5,816,250

	DISH DBS Corp.
2,750,000	7.125%, 02/01/16	3,055,938

		8,872,188

	Casino Hotels (1.3%)
	Wynn Las Vegas
2,000,000	7.750%, 08/15/20	2,242,500
2,050,000	5.375%, 03/15/22	2,149,938

		4,392,438

	Commercial Services (2.5%)
	Iron Mountain, Inc.
8,000,000	8.000%, 06/15/20	8,380,000

	Computer Services (2.4%)
	iGATE Corp.
1,250,000	9.000%, 05/01/16	1,360,938

	SunGard Data Systems, Inc.
4,250,000	7.375%, 11/15/18	4,547,500
2,000,000	7.625%, 11/15/20	2,167,500

		8,075,938

	Consumer Products - Miscellaneous (0.9%)
	Scotts Miracle-Gro Co.
2,750,000	7.250%, 01/15/18	2,928,750

	Containers - Metal/Glass (0.5%)
	Silgan Holdings, Inc.
1,750,000	5.000%, 04/01/20	1,798,125

	Containers - Paper/Plastic (4.0%)
	Berry Plastics Corp.
3,200,000	9.500%, 05/15/18	3,572,000

	Consolidated Containers
3,000,000	10.125%, 07/15/20 144A	3,285,000

	Graphic Packaging Holding Co.
3,750,000	7.875%, 10/01/18	4,134,375
2,600,000	4.750%, 04/15/21	2,632,500

		13,623,875

	Data Processing/Management (1.4%)
	Fidelity National Information Services, Inc.
1,100,000	7.875%, 07/15/20	1,240,250
3,250,000	5.000%, 03/15/22	3,449,063

		4,689,313

	Distribution/ Wholesale (0.4%)
	VWR Funding, Inc.
1,250,000	7.250%, 09/15/17 144A	1,323,438

	Food - Canned (1.9%)
	Treehouse Foods, Inc.
6,000,000	7.750%, 03/01/18	6,502,500

	Food - Miscellaneous/ Diversified (7.2%)
	Aramark Corp.
3,750,000	5.750%, 03/15/20 144A	3,834,375

	B&G Foods, Inc.
3,000,000	7.625%, 01/15/18	3,202,500

	Hawk Acquisition Sub, Inc.
10,545,000	4.250%, 10/15/20 144A	10,558,181

	Pinnacle Foods Finance LLC
1,455,000	9.250%, 04/01/15	1,460,456
5,000,000	8.250%, 09/01/17	5,371,875

		24,427,387

	Food - Retail (2.2%)
	Ingles Markets, Inc.
1,500,000	8.875%, 05/15/17	1,573,125

	Stater Brothers Holdings, Inc.
1,750,000	7.750%, 04/15/15	1,750,000
4,000,000	7.375%, 11/15/18	4,275,000

		7,598,125

	Footwear & Related Apparel (0.6%)
	Wolverine World Wide, Inc.
2,000,000	6.125%, 10/15/20 144A	2,122,500

	Funeral Service & Related Items (3.3%)
	Service Corp. International
6,600,000	7.000%, 05/15/19	7,161,000

	Stewart Enterprises, Inc.
3,750,000	6.500%, 04/15/19	4,003,125

		11,164,125

	Hotels & Motels (0.8%)
	RHP Hotel Property LP /RHP Finance Corp.
2,520,000	5.000%, 04/15/21 144A	2,538,900

	Machinery - Construction & Mining (0.6%)
	Terex Corp.
1,750,000	6.500%, 04/01/20	1,865,938

	Machinery - Farm (0.8%)
	CNH America, LLC
2,500,000	7.250%, 01/15/16	2,793,750

	Machinery - General Industry (0.3%)
	Manitowoc Company, Inc.
950,000	8.500%, 11/01/20	1,073,500

	Medical - Hospitals (3.3%)
	Community Health Systems, Inc.
3,000,000	8.000%,11/15/19	3,322,500

	HCA Holdings, Inc.
1,000,000	7.750%, 05/15/21	1,114,375

	HCA, Inc.
6,000,000	6.500%, 02/15/16	6,570,000

		11,006,875

	Medical Products (1.7%)
	Hanger, Inc.
1,650,000	7.125%, 11/15/18	1,782,000

	Teleflex, Inc.
3,750,000	6.875%, 06/01/19	4,059,375

		5,841,375

	Motion Pictures & Services (1.0%)
	Lions Gate Entertainment Corp.
3,250,000	10.250%, 11/01/16	3,546,563

	Multimedia (0.4%)
	Entravison Communications Corp.
1,112,000	8.750%, 08/01/17	1,206,520

	Non-Hazardous Waste Disposal (1.0%)
	Covanta Holding Corp.
3,200,000	7.250%, 12/01/20	3,524,666

	Office Automation & Equipment (1.1%)
	CDW LLC and CDW Finance Corp.
1,250,000	8.000%, 12/15/18	1,393,750
2,000,000	8.500%, 04/01/19	2,232,500

		3,626,250

	Oil Company - Exploration & Production (6.9%)
	Continental Resources, Inc.
1,200,000	8.250%, 10/01/19	1,335,000

	Denbury Resources, Inc.
1,250,000	8.250%, 02/15/20	1,400,000

	Halcon Resources Corp.
2,250,000	9.750%, 07/15/20 144A	2,486,250

	Range Resources Corp.
1,250,000	6.750%, 08/01/20	1,375,000

	Resolute Energy Corp.
890,000	8.500%, 05/01/20 144A	921,150

	SM Energy
2,825,000	6.625%, 02/15/19	3,029,813

	Swift Energy Co.
1,200,000	8.875%, 01/15/20	1,303,500

	Whiting Petroleum Corp.
10,750,000	6.500%, 10/01/18	11,556,250

		23,406,963

	Oil Field Services (2.3%)
	SESI LLC
4,500,000	6.375%, 05/01/19	4,837,500
2,750,000	7.125%, 12/15/21	3,076,563

		7,914,063

	Paper & Related Products (0.4%)
	Clearwater Paper Corp.
1,250,000	7.125%, 11/01/18	1,359,375

	Pipelines (5.6%)
	Atlas Pipe Escrow LLC
2,200,000	6.625%, 10/01/20 144A	2,293,500

	Copano Energy LLC
4,750,000	7.750%, 06/01/18	4,981,563

	Eagle Rock Energy Partners LP
2,300,000	8.375%, 06/01/19	2,426,500

	Inergy Midstream L.P.
2,100,000	6.000%, 12/15/20 144A	2,184,000

	Markwest Energy Partners LP
3,750,000	6.750%, 11/01/20	4,096,875

	Targa Resources Partners LP
2,875,000	7.875%, 10/15/18	3,148,125

		19,130,563

	Printing/ Commercial (0.6%)
	Deluxe Corp.
1,850,000	7.000%, 03/15/19	2,007,250

	Publishing - Periodicals (0.8%)
	Nielsen Finance LLC
2,500,000	7.750%, 10/15/18	2,775,000

	Real Estate Investment Trust - Diversified (1.7%)
	Corrections Corporation of America
2,000,000	7.750%, 06/01/17	2,100,000

	GEO Group, Inc.
1,125,000	7.750%, 10/15/17	1,198,125
2,250,000	6.625%, 02/15/21	2,472,188

		5,770,313

	Real Estate Investment Trust - Health Care (1.0%)
	MPT Operating Partnership LP
3,175,000	6.875%, 05/01/21	3,444,875

	Real Estate Investment Trust - Hotels (2.8%)
	Host Hotels & Resorts LP
8,000,000	6.750%, 06/01/16	8,150,000
1,250,000	6.000%, 11/01/20	1,384,375

		9,534,375

	Real Estate Management/ Service (1.6%)
	CB Richard Ellis Services, Inc.
5,000,000	6.625%, 10/15/20	5,425,000

	Rental - Auto/ Equipment (5.1%)
	Hertz Corp.
3,835,000	4.250%, 04/01/18 144A	3,906,906
4,000,000	6.750%, 04/15/19	4,365,000
1,500,000	7.375%, 01/15/21	1,668,750

	United Rentals (North America), Inc.
3,400,000	9.250%, 12/15/19	3,876,000
3,000,000	8.375%, 09/15/20	3,345,000

		17,161,656

	Retail - Apparel/ Shoe (0.6%)
	PVH Corp.
1,925,000	7.375%, 05/15/20	2,146,375

	Retail - Perfume & Cosmetics (0.9%)
	Sally Holdings LLC
2,850,000	6.875%, 11/15/19	3,156,375

	Retail - Restaurants (0.3%)
	Wok Acquisition Corp.
900,000	10.250%, 06/30/20 144A	963,000

	Retail - Video Rental (0.5%)
	Coinstar, Inc.
1,690,000	6.000%, 03/15/19 144A	1,728,025

	Satellite Telecommunications (2.4%)
	Intelsat Jackson Holdings, Ltd.
1,700,000	7.250%, 10/15/20	1,867,875

	Intelsat Luxembourg SA
4,000,000	11.250%, 02/04/17	4,260,000

	Telestat Canada
2,000,000	6.000%, 05/15/17 144A	2,090,000

		8,217,875

	Seismic Data Collection (0.4%)
	Seitel, Inc.
1,270,000	9.500%, 04/15/19 144A	1,274,763

	Semiconductor Equipment (1.1%)
	Sensata Technologies BV
3,500,000	6.500%, 05/15/19 144A	3,771,250

	Soap & Cleaning Preparation (0.9%)
	Sun Products Corp.
2,960,000	7.750%, 03/15/21 144A		2,982,200

	Steel Pipe & Tube (0.6%)
	Mueller Water Products, Inc.
1,800,000	7.375%, 06/01/17		1,851,750

	Telecom Services (3.5%)
	SBA Telecommunications
1,500,000	8.250%, 08/15/19		1,653,750

	tw telecom holdings, inc.
9,250,000	8.000%, 03/01/18		10,082,500

			11,736,250

	Theaters (5.0%)
	Cinemark USA, Inc.
6,500,000	7.375%, 06/15/21		7,263,750

	National CineMedia, Inc.
4,800,000	7.875%, 07/15/21		5,346,000

	Regal Entertainment Group
4,000,000	9.125%, 08/15/18		4,490,000

			17,099,750

	Transport - Marine (0.6%)
	Martin Midstream Partners LP
2,000,000	8.875%, 04/01/18		2,150,000

	Wireless Equipment (0.7%)
	ViaSat, Inc.
2,240,000	6.875%, 06/15/20		2,402,400

	Total Corporate Bonds		324,870,673

	Total Investments (cost $320,209,532- note b)	95.8%	324,870,673
	Other assets less liabilities	4.2	14,150,234
	Net Assets	100.0%	$339,020,907

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

Percent of
Portfolio Distribution	Investments
Advertising/ Sales	0.6%
Apparel Manufacturers	1.0
Auto - Medium & Heavy Duty Trucks	1.6
Broadcast Service/Programming	4.4
Cable/ Satellite TV	2.7
Casino Hotels	1.4
Commercial Services	2.6
Computer Services	2.5
Consumer Products - Miscellaneous	0.9
Containers - Metal/ Glass	0.5
Containers - Paper/ Plastic	4.2
Data Processing/Management	1.4
Distribution/Wholesale	0.4
Food - Canned	2.0
Food - Miscellaneous/ Diversified	7.5
Food - Retail	2.3
Footwear & Related Apparel	0.6
Funeral Service & Related Items	3.4
Hotels & Motels	0.8
Machinery - Construction & Mining	0.6
Machinery - Farm	0.9
Machinery - General Industry	0.3
Medical - Hospitals	3.4
Medical Products	1.8
Motion Pictures & Services	1.1
Multimedia	0.4
Non-Hazardous Waste Disposal	1.1
Office Automation & Equipment	1.1
Oil Company - Exploration & Production	7.2
Oil Field Services	2.4
Paper & Related Products	0.4
Pipelines	5.9
Printing/ Commercial	0.6
Publishing - Periodicals	0.8
Real Estate Investment Trust - Diversified	1.8
Real Estate Investment Trust - Health Care	1.1
Real Estate Investment Trust - Hotels	2.9
Real Estate Management/ Service	1.7
Rental - Auto/ Equipment	5.3
Retail - Apparel/ Shoe	0.7
Retail - Perfume & Cosmetics	1.0
Retail - Restaurants	0.3
Retail - Video Rental	0.5
Satellite Telecommunications	2.5
Seismic Data Collection	0.4
Semiconductor Equipment	1.2
Soap & Cleaning Preparation	0.9
Steel Pipe & Tube	0.6
Telecom Services	3.6
Theaters	5.3
Transport - Marine	0.7
Wireless Equipment	0.7
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2013
(unaudited)
(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $320,209,532 amounted to $4,661,141, which consisted of aggregate gross unrealized appreciation of $5,211,064 and aggregate gross unrealized depreciation of $549,923.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs+: Corporate Obligations	324,870,673
Level 3 – Significant Unobservable Inputs	-
Total	$324,870,673

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA FUNDS TRUST (Formerly, AQUILA THREE PEAKS HIGH INCOME FUND)

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President, Trustee and Chair
May 28 , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 28 , 2013